LAND USE RIGHTS - NET (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets [Line Items]
Short-term bank borrowings	$ 385.2	$ 377.4
Long-term bank borrowings	299.6	420.0
Amortization expense	4.6	3.4	$ 5.3
Estimated amortization expense
2017	4.0
Land use rights [Member]
Intangible assets [Line Items]
Amortization expense	1.6	1.1	$ 23.4
Estimated amortization expense
2017	1.7
Guaranteed by the company and other subsidiaries of the Group [Member]
Intangible assets [Line Items]
Short-term bank borrowings	187.7	89.5
Guaranteed by the company and other subsidiaries of the Group [Member] | Land use rights [Member]
Intangible assets [Line Items]
Net book value of asset pledged	28.5	23.4
Short-term bank borrowings	$ 187.7
Long-term bank borrowings		$ 89.5